CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Income	$ 12,416
Adjustments to reconcile Net Income to Cash from Operating Activities:
Depreciation and Amortization	12,615
Reduction in Operating Lease Right-of-use Assets	5,401
Non-Cash Loss on Asset Transactions, net	(8,729)
Unrealized Loss (Gain) on Fuel Derivatives	(2,386)
Amortization of Over-market Liabilities	(2,004)
Deferred Income Taxes	5,406
Amazon Warrants Vested	1,400
Stock-based Compensation Expense	2,870
Amortization of Debt Issuance Costs	1,496
Changes in Operating Assets and Liabilities:
Accounts Receivable	2,358
Inventory	(173)
Prepaid Expenses	(3,676)
Lessor Maintenance Deposits	(2,219)
Aircraft Lease Deposits	2,226
Other Assets	233
Accounts Payable	626
Accrued Transportation Taxes	4,519
Air Traffic Liabilities	(6,343)
Loyalty Program Liabilities	(1,295)
Reduction in Operating Lease Obligations	(10,722)
Other Liabilities	1,820
Net Cash Provided by Operating Activities	15,839
Cash Flows from Investing Activities:
Purchases of Property & Equipment	(54,399)
Purchase of Investments	(337)
Proceeds from the Sale of Investments	184
Net Cash Used in Investing Activities	(54,552)
Cash Flows from Financing Activities:
Cash Received from Stock Offering	235,894
Costs of Stock Offering	(7,226)
Proceeds from Borrowings	68,000
Repayment of Finance Lease Obligations	(3,911)
Repayment of Borrowings	(46,068)
Debt Issuance Costs	(2,721)
Net Cash Provided by Financing Activities	243,968
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	205,255
Cash, Cash Equivalents and Restricted Cash--Beginning of the Period	70,363
Cash, Cash Equivalents and Restricted Cash--End of the Period	275,618
Supplemental information:
Cash Payments for Interest	2,728
Cash Payments (Receipts) for Income Taxes, net	(7)
Lease Deposits Applied Against the Purchase of Aircraft	2,766
Purchases of Property & Equipment in Accounts Payable	243
Costs of Stock Offering in Accounts Payable	$ 1,829